As filed with the Securities and Exchange Commission on July 17, 2013

Securities Act File No. 333-180881

Investment Company Act File No. 811-22701

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 7	[X]

(Check appropriate box or boxes.)

ARDEN INVESTMENT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 751-5252

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue

32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

[x]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of July, 2013.

Arden Investment Series Trust

By:	/s/ Henry P. Davis
Henry P. Davis Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Henry P. Davis Henry P. Davis	Trustee, President and Chief Executive Officer	July 17, 2013

/s/ Charles S. Crow, III* Charles S. Crow, III	Trustee	July 17, 2013

/s/ Richard B. Gross* Richard B. Gross	Trustee	July 17, 2013

/s/ David C. Reed* David C. Reed	Trustee	July 17, 2013

/s/ Andrew Katz* Andrew Katz	Chief Financial Officer	July 17, 2013

*	This registration statement has been signed by each of the persons so indicated by the undersigned as attorney in fact.

/s/ Henry P. Davis
Henry P. Davis, Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase